Revenue	6 Months Ended
Jun. 30, 2023
Revenue [Abstract]
Revenue
3. Revenue

Revenue is presented by type, and net of deductions in the table below. The Group’s accounting policies for revenue and such deductions are disclosed in the consolidated financial statements of the Group for the year ended December 31, 2022.

	For the three months ended June 30,		For the six months ended June 30,
	2023 £’000	2022 £’000	2023 £’000	2022 £’000

Product revenue, net	45,514	23,992	87,566	31,674
Pre-product revenue, net	—	3,708	—	6,537
Total revenue from sale of therapies	45,514	27,700	87,566	38,211
Collaboration revenue
Eli Lilly	—	—	—	7,361
Genentech	2,250	4,302	4,739	8,904
Total collaboration revenue	2,250	4,302	4,739	16,265
Total revenue	47,764	32,002	92,305	54,476

Eli Lilly and Genentech are based in the United States. Net product revenue from the sale of KIMMTRAK, and net pre-product revenue from the sale of tebentafusp as part of a compassionate use and early access program are presented by region based on the location of the customer below.

	For the three months ended June 30,		For the six months ended June 30,
	2023 £’000	2022 £’000	2023 £’000	2022 £’000
United States	32,812	18,137	62,345	25,819
Europe	12,189	9,560	24,517	12,389
Rest of World	513	3	704	3
Total revenue from sale of therapies	45,514	27,700	87,566	38,211

Product revenue, net

During the three and six months ended June 30, 2023, the Group recognized £45,514,000 and £87,566,000 of net product revenue, respectively, relating to the sale of KIMMTRAK primarily in the United States and Europe following marketing approvals in the first half of 2022. Revenue is presented after estimated deductions for rebates, chargebacks, other customer fees and returns.

Pre-product revenue, net

There was no pre-product revenue during the three and six months ended June 30, 2023, following the transition to the commercial sale of KIMMTRAK in France in the second half of 2022. In the three and six months ended June 30, 2022, the Group recognized £3,708,000 and £6,537,000 of net pre-product revenue, respectively, relating to the sale of tebentafusp under a compassionate use and early access program in France after estimated deductions for rebates and returns.

Genentech Collaboration

During the three and six months ended June 30, 2023, the Group recognized £2,250,000 and £4,739,000 of revenue, respectively, relating to the 2018 Genentech agreement and IMC-C103C (for the three and six months ended June 30, 2022: £4,302,000 and £8,904,000).

In February 2023, Genentech accepted the Group’s proposal to cease co-funding the development of MAGE-A4 HLA-A02 targeted programs, except for the Group’s equal share of the wind-down costs of the IMC-C103C Phase 1 clinical trial.

Eli Lilly Collaboration

During the three and six months ended June 30, 2023, the Group recognized no revenue relating to the Eli Lilly collaboration (for the three and six months ended June 30, 2022: £nil and £7,361,000, respectively).

The Group released the remaining deferred revenue attributed to the third target under the collaboration after the parties agreed to terminate the agreement during the three months ended March 31, 2022. No further revenue under the collaboration is expected.

Deferred revenue

Of the total revenue recognized during the three and six months ended June 30, 2023, £1,602,000 and £3,204,000, respectively, was included in deferred revenue at January 1, 2023. No revenue was recognized in the three and six months ended June 30, 2023 relating to performance obligations satisfied in previous years (for the three and six months ended June 30, 2022: £nil). The remaining current deferred revenue as at June 30, 2023 relates to the Genentech agreement. The Group expects to recognize this remaining revenue within the next year.

Non-current deferred revenue in the unaudited condensed consolidated interim statement of financial position as at June 30, 2023 and December 31, 2022, respectively, relates to the Group’s non-refundable payment of £4,331,000 received from Medison Pharma Ltd (“Medison”) in the year ended December 31, 2022. The Group expects to recognize revenue for this combined performance obligation of supplying KIMMTRAK and granting Medison the exclusive right to distribute KIMMTRAK in South America with the sale of products following regulatory approval in South America. The Group estimates that Product revenue recognition of this Non-current deferred revenue will commence later than June 30, 2024.